Financial Assets and Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets and Liabilities Measured at Fair Value Through Profit or Loss [Abstract]
Disclosure of financial instruments
	December 31,
	2017	2018
	(in thousands)
Financial assets mandatorily measured at FVTPL:
Foreign currency forward contracts	$-	70,074
Structured deposits	-	1,639,457
Financial assets held for trading:
Foreign currency forward contracts	70,366	-
	$70,366	1,709,531

Financial liabilities held for trading:
Foreign currency forward contracts	$106,597	22,115

Schedule of outstanding foreign currency forward contracts	As of December 31, 2017 and 2018, the Company’s outstanding foreign currency forward contracts were as follows:

December 31, 2017
Contract item	Maturity date	Contract amount
(in thousands)
Sell USD / Buy NTD	Jan. 2018 – Feb. 2018	USD 213 ,100 / NTD6,377,672
Sell USD / Buy JPY	Jan. 2018 – Jun. 2018	USD304,926 / JPY34,092,055
Sell USD / Buy CNY	Jan. 2018 – Apr. 2018	USD137,000 / CNY903,800
Sell EUR / Buy JPY	Jan. 2018 – Feb. 2018	EUR65,000 / JPY8,691,815
Sell EUR / Buy CZK	Jan. 2018 – Mar. 2018	EUR3,280 / CZK83,502
Sell USD / Buy MYR	Jan. 2018 – Mar. 2018	USD931 / MYR3,811
Sell JPY / Buy NTD	Jan. 2018	JPY10,000,000 / NTD2,654,220
Sell CNY / Buy JPY	Jan. 2018 – Apr. 2018	CNY86,623 / JPY1,443,259
Sell USD / Buy SGD	Jan. 2018	USD5,480 / SGD7,366

December 31, 2018
Contract item	Maturity date	Contract amount
(in thousands)
Sell USD / Buy NTD	Jan. 2019	USD223,000 / NTD6,858,785
Sell USD / Buy JPY	Jan. 2019 – Apr. 2019	USD147,470 / JPY16,493,633
Sell NTD / Buy JPY	Jan. 2019 – Mar. 2019	NTD2,054,260 / JPY7,400,000
Sell USD / Buy CNY	Jan. 2019 – Jun. 2019	USD87,000 / CNY597,420
Sell EUR / Buy JPY	Jan. 2019	EUR12,000 / JPY1,536,180
Sell EUR / Buy USD	Jan. 2019	EUR28,500 / USD32,441
Sell EUR / Buy CZK	Jan. 2019 – Mar. 2019	EUR3,240 / CZK84,081
Sell USD / Buy MYR	Jan. 2019 – Mar. 2019	USD879 / MYR3,670
Sell CNY / Buy JPY	Jan. 2019 – Feb. 2019	CNY60,800 / JPY981,383
Sell USD / Buy SGD	Jan. 2019	USD5,793 / SGD7,940
Sell CNY / Buy USD	Jan. 2019 – Feb. 2019	CNY853,328 / USD124,000